FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Ambs Investment Counsel, LLC
Address: 1241 E. Beltline, NE
	 Suite 150
         Grand Rapids, MI 49525

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Barbara J. DeMoor
Title: President & Chief Operating Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Barbara J. DeMoor, Grand Rapids, MI, August 1, 2005

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affiliated Managers Group      COM              008252108     5059 74045.000SH       SOLE                67245.000          6800.000
Air Products & Chemicals       COM              009158106     5450 90380.000SH       SOLE                81295.000          9085.000
Alcoa                          COM              013817101     5345 204552.046SH      SOLE               182517.046         22035.000
Alliance Capital Holdings LTD  COM              018548107      215 4610.000 SH       SOLE                 2810.000          1800.000
Allstate Corp.                 COM              020002101     8130 136064.000SH      SOLE               121264.000         14800.000
Anadarko Petroleum Corp        COM              032511107     5883 71607.000SH       SOLE                65657.000          5950.000
Apache Corp.                   COM              037411105      246 3803.000 SH       SOLE                 3053.000           750.000
Applied Materials, Inc.        COM              038222105      178 11000.000SH       SOLE                11000.000
Atmel Corp.                    COM              049513104     2905 1231085.000SH     SOLE              1121535.000        109550.000
BP PLC-Spons ADR               COM              055622104      443 7104.576 SH       SOLE                 6308.576           796.000
Bard, C.R.                     COM              067383109      313 4708.000 SH       SOLE                 4708.000
Barrick Gold Corp.             COM              067901108     3849 153795.000SH      SOLE               149995.000          3800.000
Baxter International           COM              071813109     7348 198055.000SH      SOLE               178430.000         19625.000
Berkshire Hathaway Cl B        COM              084670207      276   99.000 SH       SOLE                   31.000            68.000
CIT Group                      COM              125581108     7707 179365.000SH      SOLE               161990.000         17375.000
Carnival Corp New              COM              143658300     4827 88495.000SH       SOLE                79155.000          9340.000
Caterpillar Inc.               COM              149123101     5066 53150.579SH       SOLE                48300.579          4850.000
Citigroup, Inc.                COM              172967101     8628 186640.000SH      SOLE               168580.000         18060.000
Clarcor, Inc.                  COM              179895107     2194 75000.000SH       SOLE                75000.000
Clorox Company                 COM              189054109     7015 125890.000SH      SOLE               112365.000         13525.000
Coca-Cola Company              COM              191216100     4646 111275.000SH      SOLE                88830.000         22445.000
Coca-Cola Enterprises          COM              191219104     2010 91335.000SH       SOLE                88885.000          2450.000
Colgate Palmolive              COM              194162103      483 9685.000 SH       SOLE                 7585.000          2100.000
Comerica Inc                   COM              200340107      815 14108.000SH       SOLE                 8050.000          6058.000
Duke Energy Co.                COM              264399106     5228 175845.000SH      SOLE               156155.000         19690.000
Equity Office Properties Trust COM              294741103     3001 90668.000SH       SOLE                85090.000          5578.000
Equity Residential             COM              29476L107      322 8750.000 SH       SOLE                 7150.000          1600.000
Exxon Mobil Corporation        COM              302316102     1885 32808.000SH       SOLE                20226.000         12582.000
Fannie Mae                     COM              313586109      225 3850.000 SH       SOLE                 2400.000          1450.000
FedEx Corporation              COM              31428x106     4284 52880.000SH       SOLE                47680.000          5200.000
Fifth Third Bancorp            COM              316773100      347 8423.072 SH       SOLE                 7923.072           500.000
General Electric               COM              369604103     2063 59531.973SH       SOLE                35531.973         24000.000
General Mills                  COM              370334104     6796 145235.000SH      SOLE               129335.000         15900.000
Global SanteFe Corp            COM              G3930E101      956 23430.000SH       SOLE                20380.000          3050.000
Grainger W.W.                  COM              384802104      219 4000.000 SH       SOLE                                   4000.000
Hewlett Packard Company        COM              428236103     8880 377691.378SH      SOLE               336671.378         41020.000
Home Depot                     COM              437076102     6806 174950.380SH      SOLE               157560.380         17390.000
IBM                            COM              459200101     2742 36949.743SH       SOLE                31369.743          5580.000
Intel Corp                     COM              458140100      419 16110.000SH       SOLE                12510.000          3600.000
JPMorgan Chase & Co.           COM              46625H100     6733 190615.000SH      SOLE               169620.000         20995.000
Johnson & Johnson              COM              478160104     7007 107796.598SH      SOLE                95141.598         12655.000
L-3 Communications Holdings    COM              502424104     6150 80310.000SH       SOLE                73140.000          7170.000
McDonalds Corp                 COM              580135101     5550 200005.000SH      SOLE               181120.000         18885.000
Medtronic Inc                  COM              585055106      568 10975.000SH       SOLE                10375.000           600.000
Merck & Company                COM              589331107      260 8450.000 SH       SOLE                 1650.000          6800.000
Micron Technology, Inc.        COM              595112103     3870 379050.000SH      SOLE               344850.000         34200.000
Motorola                       COM              620076109     3223 176530.000SH      SOLE               149505.000         27025.000
Nabors Industries Ltd          COM              G6359f103     5144 84860.000SH       SOLE                78015.000          6845.000
Newmont Mining Corp.           COM              651639106     3217 82432.000SH       SOLE                67972.000         14460.000
Noble Corp                     COM              G65422100     1019 16560.000SH       SOLE                14535.000          2025.000
Office Depot Inc.              COM              676220106     8256 361455.000SH      SOLE               324990.000         36465.000
PepsiCo                        COM              713448108      348 6446.886 SH       SOLE                 6046.886           400.000
Pfizer                         COM              717081103      703 25500.000SH       SOLE                 7500.000         18000.000
Quest Diagnostics              COM              74834L100     7280 136660.000SH      SOLE               121910.000         14750.000
Royal Dutch Petroleum          COM              780257705      549 8460.000 SH       SOLE                   60.000          8400.000
SBC Communications Inc.        COM              78387G103      447 18819.731SH       SOLE                15033.731          3786.000
Sanmina-Sci Corp.              COM              800907107     3975 726650.000SH      SOLE               651050.000         75600.000
Schering Plough                COM              806605101      333 17475.000SH       SOLE                12275.000          5200.000
Shell Transport & Trading      COM              822703609     7525 129610.000SH      SOLE               116185.000         13425.000
Sovereign Bancorp, Inc.        COM              845905108     5974 267435.000SH      SOLE               239210.000         28225.000
Stryker Corp                   COM              863667101      440 9261.000 SH       SOLE                 8661.000           600.000
The Charles Schwab Corp        COM              808513105      129 11414.734SH       SOLE                11414.734
Toro Co.                       COM              891092108      232 6000.000 SH       SOLE                 6000.000
Transocean, Inc.               COM              G90078109     5211 96548.000SH       SOLE                87178.000          9370.000
Tyco International Ltd New     COM              902124106     5875 201202.200SH      SOLE               187072.200         14130.000
Verizon Communications         COM              92343V104     6211 179780.000SH      SOLE               159466.000         20314.000
Viacom Inc. Class B            COM              925524308     3715 116025.000SH      SOLE                98400.000         17625.000
W.R. Berkley Corp.             COM              084423102     5924 166018.000SH      SOLE               151605.000         14413.000
WalMart Stores                 COM              931142103     3246 67346.000SH       SOLE                58381.000          8965.000
Walgreen Co.                   COM              931422109      276 6000.000 SH       SOLE                 6000.000
Wells Fargo & Co.              COM              949746101     1965 31910.000SH       SOLE                30390.000          1520.000
Williams Cos. Inc.             COM              969457100     2065 108675.000SH      SOLE               105725.000          2950.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: $246,624